Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of carrying amounts of right-of-use assets and lease liabilities and the movements

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At December 31, 2020	$20	$20
Additions	2,891	2,731
Depreciation	(179)	—
Interest Expense	—	123
Payments	—	(226)
Translation	(131)	(128)
At December 31, 2021	$2,601	$2,520

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At December 31, 2019	$35	$36
Additions	54	54
Depreciation	(73)	—
Interest Expense	—	—
Payments	4	(74)
Translation	—	4
At December 31, 2020	$20	$20

Schedule of finance liability

December 31,
2021
Loan from lessor	$1,170
Total Loan from lessor	1,170
Less: Loan from lessor, current portion	(126)
Total Loan from lessor, net of current portion	$1,044